UNCONSOLIDATED STRUCTURED ENTITIES	12 Months Ended
Dec. 31, 2020
UNCONSOLIDATED STRUCTURED ENTITIES
UNCONSOLIDATED STRUCTURED ENTITIES

NOTE 24. UNCONSOLIDATED STRUCTURED ENTITIES

Nature and risks associated with the Bank’s interests in unconsolidated structured entities

The term "unconsolidated structured entities" refers to all structured entities that are not controlled by the Bank. The Bank manages transactions with unconsolidated structured entities in the normal course of business to facilitate customer transactions and for specific investment opportunities.

The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2020

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	2,405,326	162,021,763	164,427,089
The Bank’s interest-assets
Investments at fair value through profit or loss	154,397	-	154,397
Investments at fair value through other comprehensive income	142,400	-	142,400
Loans and advances to customers	-	4,211,304	4,211,304
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	296,797	4,211,304	4,508,101
The Bank’s maximum exposure	296,797	4,211,304	4,508,101
Fees income	8,756	464,805	473,561

As of December 31, 2019

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	2,842,268	148,307,065	151,149,333
The Bank’s interest-assets
Investments at fair value through profit or loss	198,115	-	198,115
Investments at fair value through other comprehensive income	179,405	-	179,405
Loans and advances to customers	-	4,748,233	4,748,233
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	377,520	4,748,233	5,125,753
The Bank’s maximum exposure	377,520	4,748,233	5,125,753
Fees income	8,562	458,462	467,024

The Bank invests in asset-backed securities issued by securitization entities for which underlying assets are mortgages originated by financial institutions. The Bank does not have a significant exposure to sub-prime securities. The asset-backed securities are denominated in local market TIPS and accounted for as investment at fair value through profit or loss. These asset-backed securities have different maturities and are generally classified by credit ratings. The Bank does not expect significant changes in those ratings. Also, the Bank retain beneficial interests in the form of servicing fees on the securitized mortgages.

Revenues generated by the Bank´s asset management, are derived from the following type of business lines: related trusts, mutual funds sold to individuals, corporate trusts, escrow accounts, private equity funds, and delegated tailor-made mandates from third parties. Generally, the revenues correspond to the fees received from the management of resources that are invested in several instruments and management of properties and premises related to real estate projects in progress.

Likewise, the Bank receive fees for management assets pledged as collateral for clients’ commitments and obligations, and fees from management of resources of government agencies and entities.

On the other hand, there is not an additional exposure to loss, such as funding commitments with regards to the Bank’s involvement with those entities.